Goodwill - Summary of Carrying Amount of Goodwill by Cash Generating Unit (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [Line Items]
Goodwill	$ 15,042	$ 14,485
Financial & risk [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	10,127	9,592
Legal [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	3,612	3,539
Tax & accounting [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	1,303	1,354
Cash-generating units excluding intellectual property and science [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	$ 15,042	$ 14,485